Schedule of stock options activity (Details)	6 Months Ended
Jun. 30, 2023 shares £ / shares
Enterprise Management Incentive Share Option Scheme [Member]
IfrsStatementLineItems [Line Items]
Number of share options, Outstanding, Beginning balance	106,585
Weighted average exercise price, Outstanding, Beginning balance | £ / shares	£ 23.00
Number of share options, Granted
Weighted average exercise price, Granted | £ / shares
Number of share options, Exercised
Weighted average exercise price, Exercised | £ / shares
Number of share options, Exercised
Weighted average exercise price, Forfeited | £ / shares
Number of share options, Outstanding, Ending balance	106,585
Weighted average exercise price, Outstanding, Ending balance | £ / shares	£ 23.00
Number of share options, Exercisable	106,585
Weighted average exercise price, Exercisable | £ / shares	£ 23.00
Number of share options, Unexercisable
Weighted average exercise price, Unexercisable | £ / shares
Number of share options, Forfeited
Two Thousand Twenty One Share Option Scheme [Member]
IfrsStatementLineItems [Line Items]
Number of share options, Outstanding, Beginning balance	52,305
Weighted average exercise price, Outstanding, Beginning balance | £ / shares	£ 212.00
Number of share options, Granted
Weighted average exercise price, Granted | £ / shares
Number of share options, Exercised
Weighted average exercise price, Exercised | £ / shares
Number of share options, Exercised	13,468
Weighted average exercise price, Forfeited | £ / shares	£ 212.00
Number of share options, Outstanding, Ending balance	38,837
Weighted average exercise price, Outstanding, Ending balance | £ / shares	£ 212.00
Number of share options, Exercisable	30,903
Weighted average exercise price, Exercisable | £ / shares	£ 212.00
Number of share options, Unexercisable	7,934
Weighted average exercise price, Unexercisable | £ / shares	£ 212.00
Number of share options, Forfeited	(13,468)